Borrowings - Summary of Short Term Borrowings (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about borrowings [line items]
Less: financial liabilities for hedging - current	$ (6,716,965)	$ (242,140)	$ (5,277,325)
Short-term borrowings	34,319,464	1,237,183	31,290,839
Short Term Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Secured bank loans, annual interest rates both were 0.90%-1.87% as of December 31, 2020 and 2021	203,127	7,322	300,495
Unsecured bank loans, annual interest rates were 0.58%-3.38% and 0.40%-3.75% as of December 31, 2020 and 2021, respectively	40,833,302	1,472,001	34,297,362
Borrowings	41,036,429	1,479,323	34,597,857
Less: financial liabilities for hedging - current	6,716,965	242,140	3,307,018
Short-term borrowings	$ 34,319,464	$ 1,237,183	$ 31,290,839